Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Supplement to the Prospectus Dated September 7, 2010

Prospectus Text Changes

For each Fund, the text and table under the heading “Fees And Expenses” are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%

(over, please)

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

In the More on the Fund section, the following is added after the “Plain Talk About Costs of Investing” box:

Plain Talk About Business Development Companies and “Acquired
Fund Fees and Expenses”

A fund may invest in business development companies (BDCs), a special type of closed-end investment company that tends to invest in small, developing, financially troubled, and often private companies. Like an automaker, retailer, or any other operating company, a BDC incurs expenses such as employee salaries. These costs are not paid directly by a fund that owns shares in a BDC, just as the costs of labor and steel are not paid directly by a fund that owns shares in an automaker.

SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.”
The expense ratio of a fund that holds a BDC will need to overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund
Fees and Expenses. The Acquired Fund Fees and Expenses are not
included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses.

The following term is added to the Glossary of Investment Terms:

Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1842 042011

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Supplement to the Summary Prospectus Dated September 7, 2010

Summary Prospectus Text Changes

The text and table under the heading “Fees And Expenses” are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

(over, please)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS 1844 042011

Vanguard S&P Mid-Cap 400 Value ETF

Supplement to the Prospectus Dated September 7, 2010

Prospectus Text Changes

The text and table under the heading “Fees And Expenses” are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%

(over, please)

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

In the More on the Fund section, the following is added after the “Plain Talk About Costs of Investing” box:

Plain Talk About Business Development Companies and “Acquired
Fund Fees and Expenses”

A fund may invest in business development companies (BDCs), a special type of closed-end investment company that tends to invest in small, developing, financially troubled, and often private companies. Like an automaker, retailer, or any other operating company, a BDC incurs expenses such as employee salaries. These costs are not paid directly by a fund that owns shares in a BDC, just as the costs of labor and steel are not paid directly by a fund that owns shares in an automaker.

SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.”
The expense ratio of a fund that holds a BDC will need to overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund
Fees and Expenses. The Acquired Fund Fees and Expenses are not
included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses.

The following term is added to the Glossary of Investment Terms:

Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.

U.S. Pat. No. 6,879,964 B2; 7,337,138.
© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 3340A 042011

Vanguard S&P Mid-Cap 400 Value ETF

Supplement to the Summary Prospectus Dated September 7, 2010

Summary Prospectus Text Changes

The text and table under the heading “Fees And Expenses” are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%

(over, please)

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

U.S. Pat. No. 6,879,964 B2; 7,337,138.
© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS 3344 042011

Vanguard S&P Mid-Cap 400 ETF

Supplement to the Prospectus Dated September 7, 2010

Prospectus Text Changes

The text and table under the heading “Fees And Expenses” are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%

(over, please)

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

In the More on the Fund section, the following is added after the “Plain Talk About Costs of Investing” box:

Plain Talk About Business Development Companies and “Acquired
Fund Fees and Expenses”

A fund may invest in business development companies (BDCs), a special type of closed-end investment company that tends to invest in small, developing, financially troubled, and often private companies. Like an automaker, retailer, or any other operating company, a BDC incurs expenses such as employee salaries. These costs are not paid directly by a fund that owns shares in a BDC, just as the costs of labor and steel are not paid directly by a fund that owns shares in an automaker.

SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.”
The expense ratio of a fund that holds a BDC will need to overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund
Fees and Expenses. The Acquired Fund Fees and Expenses are not
included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses.

The following term is added to the Glossary of Investment Terms:

Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.

U.S. Pat. No. 6,879,964 B2; 7,337,138.
© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 3340 042011

Vanguard S&P Mid-Cap 400 ETF

Supplement to the Summary Prospectus Dated September 7, 2010

Summary Prospectus Text Changes

The text and table under the heading “Fees And Expenses” are replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%

(over, please)

In the same section, the table under the “Example” heading is replaced with the following:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

U.S. Pat. No. 6,879,964 B2; 7,337,138.
© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS 3342 042011